UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                10036

    (Address of principal executive offices)              (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6963

Date of fiscal year end: August 31, 2012

Date of reporting period: November 30, 2011

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Value Equity Fund

Portfolio of Investments ¡ November 30, 2011 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.2%)
	Australia (3.5%)
	Chemicals
14,647	Orica Ltd.	$393,362

	Energy Equipment & Services
51,349	WorleyParsons Ltd.	1,404,839

	Insurance
406,881	AMP Ltd.	1,795,846

	Oil, Gas & Consumable Fuels
207,684	Santos Ltd.	2,893,717

	Total Australia	6,487,764

	Canada (0.2%)
	Oil, Gas & Consumable Fuels
20,582	Encana Corp. (a)	414,687

	China (0.2%)
	Insurance
127,800	AIA Group Ltd. (b)	401,829

	France (8.8%)
	Commercial Banks
35,831	BNP Paribas SA	1,437,853
33,155	Societe Generale SA	817,736

		2,255,589

	Diversified Telecommunication Services
91,478	France Telecom SA	1,580,071

	Electrical Equipment
112,443	Legrand SA	3,641,223

	Insurance
51,432	AXA SA	748,156

	Machinery
43,234	Vallourec SA	2,958,807

	Metals & Mining
44,420	ArcelorMittal (a)	842,038

	Pharmaceuticals
59,185	Sanofi	4,142,819

	Total France	16,168,703

	Germany (6.0%)
	Auto Components
15,446	Continental AG (c)	1,088,352

	Automobiles
11,821	Volkswagen AG (Preference)	2,030,015

	Chemicals
25,707	BASF SE	1,868,496

	Pharmaceuticals
75,485	Bayer AG (Registered)	4,959,118

	Software
17,320	SAP AG	1,033,362

	Total Germany	10,979,343

	Ireland (1.6%)
	Construction Materials
146,370	CRH PLC	2,824,302

	Italy (1.3%)
	Oil, Gas & Consumable Fuels
112,121	Eni SpA	2,376,163

Morgan Stanley International Value Equity Fund

Portfolio of Investments ¡ November 30, 2011 (unaudited) continued

	Japan (23.8%)
	Auto Components
198,000	NGK Spark Plug Co., Ltd.	$2,535,610

	Automobiles
99,200	Toyota Motor Corp.	3,261,625

	Chemicals
19,400	Nitto Denko Corp.	803,539
56,000	Taiyo Nippon Sanso Corp.	409,010

		1,212,549

	Commercial Banks
48,219	Sumitomo Mitsui Financial Group, Inc.	1,331,515
452,000	Sumitomo Mitsui Trust Holdings, Inc.	1,386,075

		2,717,590

	Electrical Equipment
241,000	Mitsubishi Electric Corp.	2,301,678

	Electronic Equipment, Instruments & Components
505,000	Hitachi Ltd. (a)	2,829,751
158,500	Hoya Corp.	3,382,723
7,900	Keyence Corp.	2,020,750
20,900	Kyocera Corp.	1,873,558

		10,106,782

	Food & Staples Retailing
21,600	Lawson, Inc.	1,280,717

	Household Durables
260,000	Sekisui House Ltd.	2,272,583

	Insurance
54,600	MS&AD Insurance Group Holdings	1,074,190

	Marine
101,147	Mitsui O.S.K. Lines Ltd.	321,701

	Media
18,500	Asatsu-DK, Inc. (a)	461,954

	Oil, Gas & Consumable Fuels
407	INPEX Corp.	2,735,243

	Pharmaceuticals
44,300	Astellas Pharma, Inc.	1,710,123

	Real Estate Management & Development
195,000	Mitsubishi Estate Co., Ltd.	3,263,310

	Semiconductors & Semiconductor Equipment
56,100	Tokyo Electron Ltd.	3,078,122

	Trading Companies & Distributors
145,100	Mitsubishi Corp.	2,997,478

	Wireless Telecommunication Services
1,255	NTT DoCoMo, Inc.	2,213,163

	Total Japan	43,544,418

	Netherlands (5.7%)
	Chemicals
55,819	Akzo Nobel N.V. (a)	2,834,461

	Food Products
222,021	Unilever N.V. CVA	7,561,209

	Total Netherlands	10,395,670

	Switzerland (11.3%)
	Capital Markets
176,326	UBS AG (Registered) (c)	2,167,465

	Construction Materials
30,799	Holcim Ltd. (Registered) (c)	1,725,176

Morgan Stanley International Value Equity Fund

Portfolio of Investments ¡ November 30, 2011 (unaudited) continued

	Food Products
135,248	Nestle SA (Registered)	$7,583,627

	Insurance
9,735	Zurich Financial Services AG (c)	2,140,854

	Pharmaceuticals
73,857	Novartis AG (Registered)	3,985,533
19,760	Roche Holding AG (Genusschein)	3,142,958

		7,128,491

	Total Switzerland	20,745,613

	United Kingdom (34.4%)
	Commercial Banks
580,686	Barclays PLC	1,670,863
562,762	HSBC Holdings PLC	4,388,656
5,448,800	Lloyds Banking Group PLC (c)	2,143,363

		8,202,882

	Electric Utilities
133,088	Scottish & Southern Energy PLC	2,757,158

	Food & Staples Retailing
150,372	WM Morrison Supermarkets PLC	761,743

	Household Products
135,340	Reckitt Benckiser Group PLC	6,841,222

	Industrial Conglomerates
154,377	Smiths Group PLC	2,306,029

	Insurance
137,203	Admiral Group PLC	1,990,623
1,091,615	Legal & General Group PLC	1,829,052
407,061	Prudential PLC	4,007,092
428,888	Resolution Ltd.	1,592,775

		9,419,542

	Metals & Mining
62,982	BHP Billiton PLC	1,940,565
162,555	Xstrata PLC	2,618,216

		4,558,781

	Oil, Gas & Consumable Fuels
102,338	BG Group PLC	2,196,198
427,357	BP PLC	3,107,410

		5,303,608

	Tobacco
169,491	British American Tobacco PLC	7,866,454
201,436	Imperial Tobacco Group PLC	7,247,923

		15,114,377

	Trading Companies & Distributors
139,691	Bunzl PLC	1,826,924
131,446	Travis Perkins PLC	1,721,463

		3,548,387

	Wireless Telecommunication Services
1,543,424	Vodafone Group PLC	4,187,173

	Total United Kingdom	63,000,902

	United States (1.4%)
	Beverages
71,182	Dr. Pepper Snapple Group, Inc.	2,600,279

	Total Common Stocks (Cost $193,665,233)	179,939,673

Morgan Stanley International Value Equity Fund

Portfolio of Investments ¡ November 30, 2011 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
	Short-Term Investments (4.1%)
	Securities held as Collateral on Loaned Securities (2.3%)
	Repurchase Agreements (0.4%)
$381	Barclays Capital, Inc. (0.12%, dated 11/30/11, due 12/01/11; proceeds $380,965; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 1.25% - 6.25% due 06/12/13 - 07/15/32; Federal National Mortgage Association 1.30% - 4.25% due 12/30/13 - 11/18/30; valued at $388,599)		$380,964
387	Merrill Lynch & Co., Inc. (0.14%, dated 11/30/11, due 12/01/11; proceeds $387,132; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 11/01/40; valued at $394,873)		387,130

	Total Repurchase Agreements (Cost $768,094)		768,094

NUMBER OF SHARES (000)
	Investment Company (1.9%)
3,542	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,541,781)(d)		3,541,781

	Total Securities held as Collateral on Loaned Securities (Cost $4,309,875)		4,309,875

	Investment Company (1.8%)
3,245	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,245,207)(d)		3,245,207

	Total Short-Term Investments (Cost $7,555,082)		7,555,082

	Total Investments (Cost $201,220,315) (e)(f)	102.3%	187,494,755
	Liabilities in Excess of Other Assets	(2.3)	(4,298,994)

	Net Assets	100.0%	$183,195,761

CVA	Certificaten Van Aandelen.
(a)	The value of loaned securities and related collateral outstanding at November 30, 2011 were $4,365,009 and $4,309,875, respectively. The Fund received cash collateral of $4,309,875 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund did not maintain 100% collateral coverage at November 30, 2011. This was corrected on the next business day.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(e)	The market value and percentage of net assets, $176,924,707 and 96.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Value Equity Fund

Notes to Portfolio of Investments ¡ November 30, 2011 (unaudited)

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (the “Sub-Advisers”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2011.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets: Common Stocks
Auto Components	$—	$3,623,962	$—	$3,623,962
Automobiles	—	5,291,640	—	5,291,640
Beverages	2,600,279	—	—	2,600,279
Capital Markets	—	2,167,465	—	2,167,465
Chemicals	—	6,308,868	—	6,308,868
Commercial Banks	—	13,176,061	—	13,176,061
Construction Materials	—	4,549,478	—	4,549,478
Diversified Telecommunication Services	—	1,580,071	—	1,580,071
Electric Utilities	—	2,757,158	—	2,757,158
Electrical Equipment	—	5,942,901	—	5,942,901
Electronic Equipment, Instruments & Components	—	10,106,782	—	10,106,782
Energy Equipment & Services	—	1,404,839	—	1,404,839
Food & Staples Retailing	—	2,042,460	—	2,042,460
Food Products	—	15,144,836	—	15,144,836
Household Durables	—	2,272,583	—	2,272,583
Household Products	—	6,841,222	—	6,841,222
Industrial Conglomerates	—	2,306,029	—	2,306,029
Insurance	—	15,580,417	—	15,580,417
Machinery	—	2,958,807	—	2,958,807
Marine	—	321,701	—	321,701
Media	—	461,954	—	461,954
Metals & Mining	—	5,400,819	—	5,400,819
Oil, Gas & Consumable Fuels	414,687	13,308,731	—	13,723,418
Pharmaceuticals	—	17,940,551	—	17,940,551
Real Estate Management & Development	—	3,263,310	—	3,263,310
Semiconductors & Semiconductor Equipment	—	3,078,122	—	3,078,122
Software	—	1,033,362	—	1,033,362
Tobacco	—	15,114,377	—	15,114,377
Trading Companies & Distributors	—	6,545,865	—	6,545,865
Wireless Telecommunication Services	—	6,400,336	—	6,400,336
Total Common Stocks	3,014,966	176,924,707	—	179,939,673
Short-Term Investments
Investment Company	6,786,988	—	—	6,786,988
Repurchase Agreements	—	768,094	—	768,094
Total Short-Term Investments	6,786,988	768,094	—	7,555,082
Total Assets	$9,801,954	$177,692,801	$—	$187,494,755

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of November 30, 2011, securities with a total value of $173,937,821 transferred from Level 1 to Level 2. At November 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

January 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

January 19, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

January 19, 2012